EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Basic EPS from Continuing Operations [Abstract]
Income from continuing operations attributable to ONEOK available for common stock	$ 87,361	$ 84,398
Shares	211,619	210,781
Basic (in dollars per shares)	$ 0.41	$ 0.40
Diluted EPS from continuing operations [Abstract]
Effect of options and other dilutive securities	$ 0	$ 0
Effect of options and other dilutive securities, number of shares, shares	1,983	290
Income from continuing operations attributable to ONEOK available for common stock and common stock equivalents	$ 87,361	$ 84,398
Shares	213,602	211,071
Diluted (in dollars per share)	$ 0.41	$ 0.40